Finance Income And Costs (Tables)	12 Months Ended
Dec. 31, 2021
Interest costs [abstract]
Finance Income And Costs - Finance Income (Table)

	For the year ended December 31,
	2021	2020	2019
Finance income from short term deposits	$237	$209	$748
Finance income from loan to parent (Note 20)	4,222	8,277	3,520
Other finance income	168	161	311
Total finance income	$4,627	$8,647	$4,579

Finance Income And Cost - Finance Cost (Table)

	For the year ended December 31,
	2021	2020	2019
Interest on debts and borrowings	$56,327	$45,516	$37,979
Deferred finance cost	3,509	2,806	2,552
Interest on lease liabilities	678	606	654
Other finance costs	4,722	–	–
Total finance costs	$65,236	$48,928	$41,185